Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities Major Categories
Table 5.1 provides the amortized cost and fair value by major categories of available-for-sale securities, which are carried at fair value, and held-to-maturity debt securities, which are carried at amortized cost. The net unrealized gains (losses) for available-for-sale securities are reported on an after-tax basis as a component of cumulative OCI.

Table 5.1: Amortized Cost and Fair Value

(in millions)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2015
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$36,374	24	(148)	36,250
Securities of U.S. states and political subdivisions	49,167	1,325	(502)	49,990
Mortgage-backed securities:
Federal agencies	103,391	1,983	(828)	104,546
Residential	7,843	740	(25)	8,558
Commercial	13,943	230	(85)	14,088
Total mortgage-backed securities	125,177	2,953	(938)	127,192
Corporate debt securities	15,548	312	(449)	15,411
Collateralized loan and other debt obligations (1)	31,210	125	(368)	30,967
Other (2)	5,842	115	(46)	5,911
Total debt securities	263,318	4,854	(2,451)	265,721
Marketable equity securities:
Perpetual preferred securities	819	112	(13)	918
Other marketable equity securities	239	482	(2)	719
Total marketable equity securities	1,058	594	(15)	1,637
Total available-for-sale securities	264,376	5,448	(2,466)	267,358
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	44,660	580	(73)	45,167
Securities of U.S. states and political subdivisions	2,185	65	—	2,250
Federal agency mortgage-backed securities	28,604	131	(314)	28,421
Collateralized loans and other debt obligations (1)	1,405	—	(24)	1,381
Other (2)	3,343	8	(3)	3,348
Total held-to-maturity securities	80,197	784	(414)	80,567
Total (3)	$344,573	6,232	(2,880)	347,925
December 31, 2014
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$25,898	44	(138)	25,804
Securities of U.S. states and political subdivisions	43,939	1,504	(499)	44,944
Mortgage-backed securities:
Federal agencies	107,850	2,990	(751)	110,089
Residential	8,213	1,080	(24)	9,269
Commercial	16,248	803	(57)	16,994
Total mortgage-backed securities	132,311	4,873	(832)	136,352
Corporate debt securities	14,211	745	(170)	14,786
Collateralized loan and other debt obligations (1)	25,137	408	(184)	25,361
Other (2)	6,251	295	(27)	6,519
Total debt securities	247,747	7,869	(1,850)	253,766
Marketable equity securities:
Perpetual preferred securities	1,622	148	(70)	1,700
Other marketable equity securities	284	1,694	(2)	1,976
Total marketable equity securities	1,906	1,842	(72)	3,676
Total available-for-sale-securities	249,653	9,711	(1,922)	257,442
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	40,886	670	(8)	41,548
Securities of U.S. states and political subdivisions	1,962	27	—	1,989
Federal agency mortgage-backed securities	5,476	165	—	5,641
Collateralized loans and other debt obligations (1)	1,404	—	(13)	1,391
Other (2)	5,755	35	—	5,790
Total held-to-maturity securities	55,483	897	(21)	56,359
Total (3)	$305,136	10,608	(1,943)	313,801

(1)
The available-for-sale portfolio includes collateralized debt obligations (CDOs) with a cost basis and fair value of $247 million and $257 million, respectively, at December 31, 2015, and $364 million and $500 million, respectively, at December 31, 2014. The held-to-maturity portfolio only includes collateralized loan obligations.

(2)
The “Other” category of available-for-sale securities predominantly includes asset-backed securities collateralized by credit cards, student loans, home equity loans and auto leases or loans and cash. Included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by auto leases or loans and cash with a cost basis and fair value of $1.9 billion each at December 31, 2015, and $3.8 billion each at December 31, 2014. Also included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by dealer floorplan loans with a cost basis and fair value of $1.4 billion each at December 31, 2015, and $1.9 billion and $2.0 billion, respectively, at December 31, 2014.

(3)
At December 31, 2015 and 2014, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies and government-sponsored entities (GSEs)) with a book value that exceeded 10% of stockholders’ equity.

Investment Securities Gross Unrealized Losses Over And Under 12 Months
Table 5.2 shows the gross unrealized losses and fair value of securities in the investment securities portfolio by length of time that individual securities in each category have been in a continuous loss position. Debt securities on which we have taken credit-related OTTI write-downs are categorized as being "less than 12 months" or "12 months or more" in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

Table 5.2: Gross Unrealized Losses and Fair Value

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2015
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(148)	24,795	—	—	(148)	24,795
Securities of U.S. states and political subdivisions	(26)	3,453	(476)	12,377	(502)	15,830
Mortgage-backed securities:
Federal agencies	(522)	36,329	(306)	9,888	(828)	46,217
Residential	(20)	1,276	(5)	285	(25)	1,561
Commercial	(32)	4,476	(53)	2,363	(85)	6,839
Total mortgage-backed securities	(574)	42,081	(364)	12,536	(938)	54,617
Corporate debt securities	(244)	4,941	(205)	1,057	(449)	5,998
Collateralized loan and other debt obligations	(276)	22,214	(92)	4,844	(368)	27,058
Other	(33)	2,768	(13)	425	(46)	3,193
Total debt securities	(1,301)	100,252	(1,150)	31,239	(2,451)	131,491
Marketable equity securities:
Perpetual preferred securities	(1)	24	(12)	109	(13)	133
Other marketable equity securities	(2)	40	—	—	(2)	40
Total marketable equity securities	(3)	64	(12)	109	(15)	173
Total available-for-sale securities	(1,304)	100,316	(1,162)	31,348	(2,466)	131,664
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(73)	5,264	—	—	(73)	5,264
Federal agency mortgage-backed securities	(314)	23,115	—	—	(314)	23,115
Collateralized loan and other debt obligations	(20)	1,148	(4)	233	(24)	1,381
Other	(3)	1,096	—	—	(3)	1,096
Total held-to-maturity securities	(410)	30,623	(4)	233	(414)	30,856
Total	$(1,714)	130,939	(1,166)	31,581	(2,880)	162,520
December 31, 2014
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(16)	7,138	(122)	5,719	(138)	12,857
Securities of U.S. states and political subdivisions	(198)	10,228	(301)	3,725	(499)	13,953
Mortgage-backed securities:
Federal agencies	(16)	1,706	(735)	37,854	(751)	39,560
Residential	(18)	946	(6)	144	(24)	1,090
Commercial	(9)	2,202	(48)	1,532	(57)	3,734
Total mortgage-backed securities	(43)	4,854	(789)	39,530	(832)	44,384
Corporate debt securities	(102)	1,674	(68)	1,265	(170)	2,939
Collateralized loan and other debt obligations	(99)	12,755	(85)	3,958	(184)	16,713
Other	(23)	708	(4)	277	(27)	985
Total debt securities	(481)	37,357	(1,369)	54,474	(1,850)	91,831
Marketable equity securities:
Perpetual preferred securities	(2)	92	(68)	633	(70)	725
Other marketable equity securities	(2)	41	—	—	(2)	41
Total marketable equity securities	(4)	133	(68)	633	(72)	766
Total available-for-sale securities	(485)	37,490	(1,437)	55,107	(1,922)	92,597
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(8)	1,889	—	—	(8)	1,889
Collateralized loan and other debt obligations	(13)	1,391	—	—	(13)	1,391
Total held-to-maturity securities	(21)	3,280	—	—	(21)	3,280
Total	$(506)	40,770	(1,437)	55,107	(1,943)	95,877

Investment Securities Gross Unrealized Losses By Investment Grade
Table 5.3 shows the gross unrealized losses and fair value of debt and perpetual preferred investment securities by those rated investment grade and those rated less than investment grade according to their lowest credit rating by Standard & Poor’s Rating Services (S&P) or Moody’s Investors Service (Moody’s). Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody’s, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, securities rated below investment grade, labeled as "speculative grade" by the rating agencies, are considered to be distinctively higher credit risk than investment grade securities. We have also included securities not rated by S&P or Moody’s in the table below based on our internal credit grade of the securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated securities categorized as investment grade based on internal credit grades were $17 million and $3.7 billion, respectively, at December 31, 2015, and $25 million and $1.6 billion, respectively, at December 31, 2014. If an internal credit grade was not assigned, we categorized the security as non-investment grade.

Table 5.3: Gross Unrealized Losses and Fair Value by Investment Grade

	Investment grade		Non-investment grade
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2015
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(148)	24,795	—	—
Securities of U.S. states and political subdivisions	(464)	15,470	(38)	360
Mortgage-backed securities:
Federal agencies	(828)	46,217	—	—
Residential	(12)	795	(13)	766
Commercial	(59)	6,361	(26)	478
Total mortgage-backed securities	(899)	53,373	(39)	1,244
Corporate debt securities	(140)	4,167	(309)	1,831
Collateralized loan and other debt obligations	(368)	27,058	—	—
Other	(43)	2,915	(3)	278
Total debt securities	(2,062)	127,778	(389)	3,713
Perpetual preferred securities	(13)	133	—	—
Total available-for-sale securities	(2,075)	127,911	(389)	3,713
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(73)	5,264	—	—
Federal agency mortgage-backed securities	(314)	23,115	—	—
Collateralized loan and other debt obligations	(24)	1,381	—	—
Other	(3)	1,096	—	—
Total held-to-maturity securities	(414)	30,856	—	—
Total	$(2,489)	158,767	(389)	3,713
December 31, 2014
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(138)	12,857	—	—
Securities of U.S. states and political subdivisions	(459)	13,600	(40)	353
Mortgage-backed securities:
Federal agencies	(751)	39,560	—	—
Residential	—	139	(24)	951
Commercial	(24)	3,366	(33)	368
Total mortgage-backed securities	(775)	43,065	(57)	1,319
Corporate debt securities	(39)	1,807	(131)	1,132
Collateralized loan and other debt obligations	(172)	16,609	(12)	104
Other	(23)	782	(4)	203
Total debt securities	(1,606)	88,720	(244)	3,111
Perpetual preferred securities	(70)	725	—	—
Total available-for-sale securities	(1,676)	89,445	(244)	3,111
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(8)	1,889	—	—
Collateralized loan and other debt obligations	(13)	1,391	—	—
Total held-to-maturity securities	(21)	3,280	—	—
Total	$(1,697)	92,725	(244)	3,111

Debt Securities Contractual Maturities
Table 5.4 shows the remaining contractual maturities and contractual weighted-average yields (taxable-equivalent basis) of available-for-sale debt securities. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

Table 5.4: Contractual Maturities

			Remaining contractual maturity
	Total		Within one year		After one year through five years		After five years through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2015
Available-for-sale securities (1):
Securities of U.S. Treasury and federal agencies	$36,250	1.49%	$216	0.77%	$31,602	1.44%	$4,432	1.86%	$—	—%
Securities of U.S. states and political subdivisions	49,990	5.82	1,969	2.09	7,709	2.02	3,010	5.25	37,302	6.85
Mortgage-backed securities:
Federal agencies	104,546	3.29	3	6.55	373	1.58	1,735	3.84	102,435	3.29
Residential	8,558	4.17	—	—	34	5.11	34	6.03	8,490	4.16
Commercial	14,088	5.06	—	—	61	2.79	—	—	14,027	5.07
Total mortgage-backed securities	127,192	3.54	3	6.55	468	1.99	1,769	3.88	124,952	3.55
Corporate debt securities	15,411	4.57	1,960	3.84	6,731	4.47	5,459	4.76	1,261	5.47
Collateralized loan and other debt obligations	30,967	2.08	2	0.33	804	0.90	12,707	2.01	17,454	2.19
Other	5,911	2.05	68	2.47	1,228	2.57	953	1.94	3,662	1.89
Total available-for-sale debt securities at fair value	$265,721	3.55%	$4,218	2.84%	$48,542	1.98%	$28,330	2.98%	$184,631	4.07%
December 31, 2014
Available-for-sale securities (1):
Securities of U.S. Treasury and federal agencies	$25,804	1.49%	$181	1.47%	$22,348	1.44%	$3,275	1.83%	$—	—%
Securities of U.S. states and political subdivisions	44,944	5.66	3,568	1.71	7,050	2.19	3,235	5.13	31,091	6.96
Mortgage-backed securities:
Federal agencies	110,089	3.27	—	—	276	2.86	1,011	3.38	108,802	3.27
Residential	9,269	4.50	—	—	9	4.81	83	5.63	9,177	4.49
Commercial	16,994	5.16	1	0.28	62	2.71	5	1.30	16,926	5.17
Total mortgage-backed securities	136,352	3.59	1	0.28	347	2.88	1,099	3.54	134,905	3.59
Corporate debt securities	14,786	4.90	600	4.32	7,634	4.54	5,209	5.30	1,343	5.70
Collateralized loan and other debt obligations	25,361	1.83	23	1.95	944	0.71	8,472	1.67	15,922	1.99
Other	6,519	1.79	274	1.55	1,452	2.56	1,020	1.32	3,773	1.64
Total available-for-sale debt securities at fair value	$253,766	3.60%	$4,647	2.03%	$39,775	2.20%	$22,310	3.12%	$187,034	3.99%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on fair value and predominantly represent contractual coupon rates without effect for any related hedging derivatives.
Table 5.5 shows the amortized cost and weighted-average yields of held-to-maturity debt securities by contractual maturity.

Table 5.5: Amortized Cost by Contractual Maturity

			Remaining contractual maturity
	Total		Within one year		After one year through five years		After five years through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2015
Held-to-maturity securities (1):
Amortized cost:
Securities of U.S. Treasury and federal agencies	$44,660	2.12%	$—	—%	$1,276	1.75%	$43,384	2.13%	$—	—%
Securities of U.S. states and political subdivisions	2,185	5.97	—	—	—	—	104	7.49	2,081	5.89
Federal agency mortgage-backed securities	28,604	3.47	—	—	—	—	—	—	28,604	3.47
Collateralized loan and other debt obligations	1,405	2.03	—	—	—	—	—	—	1,405	2.03
Other	3,343	1.68	—	—	2,351	1.74	992	1.53	—	—
Total held-to-maturity debt securities at amortized cost	$80,197	2.69%	$—	—%	$3,627	1.74%	$44,480	2.13%	$32,090	3.57%
December 31, 2014
Held-to-maturity securities (1):
Amortized cost:
Securities of U.S. Treasury and federal agencies	$40,886	2.12%	$—	—%	$—	—%	$40,886	2.12%	$—	—%
Securities of U.S. states and political subdivisions	1,962	5.60	—	—	—	—	9	6.60	1,953	5.59
Federal agency mortgage-backed securities	5,476	3.89	—	—	—	—	—	—	5,476	3.89
Collateralized loan and other debt obligations	1,404	1.96	—	—	—	—	—	—	1,404	1.96
Other	5,755	1.64	192	1.61	4,214	1.72	1,349	1.41	—	—
Total held-to-maturity debt securities at amortized cost	$55,483	2.37%	$192	1.61%	$4,214	1.72%	$42,244	2.10%	$8,833	3.96%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on amortized cost and predominantly represent contractual coupon rates.

Table 5.6 shows the fair value of held-to-maturity debt securities by contractual maturity.

Table 5.6: Fair Value by Contractual Maturity

		Remaining contractual maturity
	Total	Within one year	After one year through five years	After five years through ten years	After ten years
(in millions)	amount	Amount	Amount	Amount	Amount
December 31, 2015
Held-to-maturity securities:
Fair value:
Securities of U.S. Treasury and federal agencies	$45,167	—	1,298	43,869	—
Securities of U.S. states and political subdivisions	2,250	—	—	105	2,145
Federal agency mortgage-backed securities	28,421	—	—	—	28,421
Collateralized loan and other debt obligations	1,381	—	—	—	1,381
Other	3,348	—	2,353	995	—
Total held-to-maturity debt securities at fair value	$80,567	—	3,651	44,969	31,947
December 31, 2014
Held-to-maturity securities:
Fair Value:
Securities of U.S. Treasury and federal agencies	$41,548	—	—	41,548	—
Securities of U.S. states and political subdivisions	1,989	—	—	9	1,980
Federal agency mortgage-backed securities	5,641	—	—	—	5,641
Collateralized loan and other debt obligations	1,391	—	—	—	1,391
Other	5,790	193	4,239	1,358	—
Total held-to-maturity debt securities at fair value	$56,359	193	4,239	42,915	9,012

Investment Securities Realized Gains And Losses
Table 5.7 shows the gross realized gains and losses on sales and OTTI write-downs related to the available-for-sale securities portfolio, which includes marketable equity securities, as well as net realized gains and losses on nonmarketable equity investments (see Note 7 (Premises, Equipment, Lease Commitments and Other Assets)).

Table 5.7: Realized Gains and Losses

	Year ended December 31,
(in millions)	2015	2014	2013
Gross realized gains	$1,775	1,560	492
Gross realized losses	(67)	(14)	(24)
OTTI write-downs	(185)	(52)	(183)
Net realized gains from available-for-sale securities	1,523	1,494	285
Net realized gains from nonmarketable equity investments	1,659	1,479	1,158
Net realized gains from debt securities and equity investments	$3,182	2,973	1,443

Investment Securities And Nonmarketable Equity Securities Other Than Temporary Impairment
Table 5.8 shows the detail of total OTTI write-downs included in earnings for available-for-sale debt securities, marketable equity securities and nonmarketable equity investments. There were no OTTI write-downs on held-to-maturity securities during the years ended December 31, 2015, 2014 or 2013.

Table 5.8: OTTI Write-downs

	Year ended December 31,
(in millions)	2015	2014	2013
OTTI write-downs included in earnings
Debt securities:
Securities of U.S. states and political subdivisions	$18	11	2
Mortgage-backed securities:
Federal agencies	—	—	1
Residential	54	26	72
Commercial	4	9	53
Corporate debt securities (1)	105	1	4
Collateralized loan and other debt obligations	—	2	—
Other debt securities	2	—	26
Total debt securities	183	49	158
Equity securities:
Marketable equity securities:
Other marketable equity securities	2	3	25
Total marketable equity securities	2	3	25
Total investment securities	185	52	183
Nonmarketable equity investments (1)	374	270	161
Total OTTI write-downs included in earnings (1)	$559	322	344

(1)
December 31, 2015, includes $287 million in OTTI write-downs of energy investments, of which $104 million related to corporate debt securities and $183 million related to nonmarketable equity investments.

Debt Securities Other Than Temporary Impairment
Table 5.9 shows the detail of OTTI write-downs on available-for-sale debt securities included in earnings and the related changes in OCI for the same securities.

Table 5.9: OTTI Write-downs Included in Earnings

	Year ended December 31,
(in millions)	2015	2014	2013
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$169	40	107
Intent-to-sell OTTI	14	9	51
Total recorded as part of gross realized losses	183	49	158
Changes to OCI for losses (reversal of losses) in non-credit-related OTTI (1):
Securities of U.S. states and political subdivisions	(1)	—	(2)
Residential mortgage-backed securities	(42)	(10)	(27)
Commercial mortgage-backed securities	(16)	(21)	(90)
Corporate debt securities	12	—	—
Collateralized loan and other debt obligations	—	—	(1)
Other debt securities	—	—	1
Total changes to OCI for non-credit-related OTTI	(47)	(31)	(119)
Total OTTI losses recorded on debt securities	$136	18	39

(1)
Represents amounts recorded to OCI for impairment, due to factors other than credit, on debt securities that have also had credit-related OTTI write-downs during the period. Increases represent initial or subsequent non-credit-related OTTI on debt securities. Decreases represent partial to full reversal of impairment due to recoveries in the fair value of securities due to non-credit factors.

Credit Loss Component Of Credit-Impaired Debt Securities
Table 5.10 presents a rollforward of the OTTI credit loss that has been recognized in earnings as a write-down of available-for-sale debt securities we still own (referred to as "credit-impaired" debt securities) and do not intend to sell. Recognized credit loss represents the difference between the present value of expected future cash flows discounted using the security’s current effective interest rate and the amortized cost basis of the security prior to considering credit loss.

Table 5.10: Rollforward of OTTI Credit Loss

	Year ended December 31,
(in millions)	2015	2014	2013
Credit loss recognized, beginning of year	$1,025	1,171	1,289
Additions:
For securities with initial credit impairments	102	5	21
For securities with previous credit impairments	67	35	86
Total additions	169	40	107
Reductions:
For securities sold, matured, or intended/required to be sold	(93)	(169)	(194)
For recoveries of previous credit impairments (1)	(9)	(17)	(31)
Total reductions	(102)	(186)	(225)
Credit loss recognized, end of year	$1,092	1,025	1,171

(1)
Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.